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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR/A
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/11
Explanatory Note:
     The Registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR for the period ended June 30, 2011, originally filed with the Securities and Exchange Commission on September 2, 2011 (Accession Number 0000950123-11-082327). The purpose of this amendment is to modify certain information in Item 1 “Reports to Stockholders” with respect to the Invesco Van Kampen U.S. Mortgage Fund (the “Fund”). This N-CSR/A also updates Item 11 “Controls and Procedures.” Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Reports to Stockholders.

Invesco Van Kampen U.S. Mortgage Fund
Semiannual Report to Shareholders ▪ June 30, 2011

Nasdaq:
A: VKMGX ▪ B: VUSBX ▪ C: VUSCX ▪ Y: VUSIX
Institutional: VUSJX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes*
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.46%

Class B Shares	2.01

Class C Shares	2.08

Class Y Shares	2.58

Institutional Class Shares	2.61

Bank of America Merrill Lynch 1-10 Year Treasury Index▼ (Broad Market Index)	2.27

Barclays Capital U.S. Mortgage Backed Securities Index▼ (Style-Specific Index)	2.87

▼Lipper Inc.
The Bank of America Merrill Lynch 1-10 Year Treasury Index is an unmanaged index tracking U.S. Treasury securities with maturities between 1 and 9.99 years.
     The Barclays Capital U.S. Mortgage Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns*
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (5/31/84)		7.02%

10	Years	3.80

5	Years	3.62

1	Year	-1.54

Class B Shares

Inception (8/24/92)		4.72%

10	Years	3.66

5	Years	3.47

1	Year	-2.48

Class C Shares

Inception (8/13/93)		4.03%

10	Years	3.50

5	Years	3.83

1	Year	1.57

Class Y Shares

Inception (9/25/06)		4.51%

1	Year	3.52

Institutional Class Shares

10	Years	4.33%

5	Years	4.68

1	Year	3.57

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen U.S. Mortgage Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.92%, 1.67%, 1.67%, 0.67% and 0.61%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The
CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

*	Subsequent to the issuance of this shareholder report, an adjustment to the accounting for pay-downs on certain securities resulted in revised net asset values per share as of June 30, 2011. The Fund vs. Indexes and Average Annual Total Returns above have been adjusted for the revised net asset values per share. The financial statements contained in this Report have not been restated. Had they been restated, in the Statement of Assets and Liabilities, Undistributed net realized gain/(loss) would have been ($129,639,154), Net assets applicable to outstanding shares would have been $602,377,533 and Net asset value per share for Class A, Class B, Class C, Class Y and Institutional Class shares would have been $13.06, $12.98, $12.97, $13.10 and $13.10, respectively. The total net realized gain/(loss) from investment securities and futures contracts in the Statement of Operations would have been ($1,267,916). In the Financial Highlights, Net gains (losses) on securities (both realized and unrealized) for the six months ended 06/30/11 for Class A, Class B, Class C, Class Y and Institutional Class shares would have been ($0.03), ($0.03), ($0.03), ($0.04) and ($0.03), respectively, and the Total Return for such share classes would have been 2.46%, 2.01%, 2.08%, 2.58% and 2.61%, respectively. As a result of the adjustment, the Adviser paid into the Fund $267,454 in connection with shareholder purchase and redemption activity.

2                    Invesco Van Kampen U.S. Mortgage Fund

Letters to Shareholders

  Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.

     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

    Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3                     Invesco Van Kampen U.S. Mortgage Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–122.96%
Collateralized Mortgage Obligations–15.40%
Fannie Mae Grantor Trust 7.50%, 01/19/39(a)	$830,157	$951,074

Fannie Mae Interest STRIPS,
6.50%, 10/01/24	820,831	145,753

8.00%, 05/01/30	2,266,556	495,749

7.50%, 01/01/32	786,348	144,046

Fannie Mae REMICs,
4.50%, 07/25/19 to 11/25/23	34,678,261	6,869,080

8.00%, 08/18/27 to 09/18/27	2,758,782	667,630

6.00%, 08/25/32 to 05/25/33	1,082,269	99,068

7.00%, 09/25/32 to 05/25/33	3,892,948	1,731,512

6.57%, 06/25/39(a)	2,995,326	3,455,200

Freddie Mac REMICs,
4.38%, 05/15/17	6,824,640	6,998,573

4.00%, 06/15/17	9,503,193	9,783,141

4.16%, 07/15/17	7,910,579	8,115,151

3.77%, 09/15/17	7,325,020	7,527,240

3.84%, 09/15/17	7,320,617	7,532,375

4.50%, 06/15/18	1,133,970	1,212,384

3.00%, 10/15/18 to 04/15/26	9,452,148	9,794,741

3.75%, 10/15/18	3,535,227	3,683,645

2.00%, 06/25/19	3,295,347	3,347,433

5.50%, 05/25/25	11,423,327	11,819,316

1.87%, 04/15/38(a)	32,652,298	2,030,565

Freddie Mac STRIPS, 8.00%, 06/01/31	3,662,898	835,443

Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/43	3,722,367	4,244,863

Ginnie Mae, 4.50%, 10/20/33	1,703,732	1,817,318

		93,301,300

Federal Home Loan Mortgage Corp. (FHLMC)–38.94%
Federal Home Loan Mortgage Corp.,
Pass Through Ctfs.,
6.50%, 07/01/14 to 08/01/33	1,790,971	2,009,907

8.50%, 01/01/17 to 08/01/31	1,151,688	1,362,440

5.00%, 10/01/18 to 06/01/40	56,137,229	59,870,912

7.50%, 01/01/20 to 05/01/35	1,215,587	1,420,763

6.00%, 03/01/29	20,214	22,435

8.00%, 08/01/32	642,864	767,056

5.50%, 01/01/36 to 12/01/36	11,711,651	12,725,588

6.07%, 02/01/37(a)	1,209,180	1,279,775

5.70%, 03/01/37(a)	1,958,311	2,079,261

5.50%, 05/01/37(a)	2,346,574	2,497,137

5.48%, 01/01/38(a)	1,370,943	1,466,575

4.50%, 05/01/38	9,075,691	9,466,281

5.35%, 07/01/38 to 10/17/38	9,414,650	10,229,283

5.80%, 10/01/38 to 01/20/39	9,234,895	10,254,678

5.45%, 11/25/38	8,525,416	9,409,928

3.34%, 03/01/41(a)	2,929,494	3,049,556

Pass Through Ctfs., TBA,
6.00%, 09/01/35(b)	27,715,000	30,443,209

5.00%, 11/01/36(b)	20,220,000	21,455,321

4.50%, 03/01/39(b)	54,225,000	56,029,662

		235,839,767

Federal National Mortgage Association (FNMA)–64.31%
Federal National Mortgage Association,
Pass Through Ctfs.,
6.00%, 07/01/12 to 05/01/40	24,538,030	27,018,888

7.00%, 05/01/13 to 07/01/34	1,054,408	1,215,291

6.50%, 11/01/13 to 11/01/38	16,527,799	18,768,789

8.50%, 08/01/14 to 10/01/32	1,760,686	2,041,738

7.50%, 04/01/15 to 08/01/37	1,957,860	2,287,095

13.00%, 06/01/15	66,595	76,680

3.84%, 04/01/18	3,322,000	3,445,783

4.50%, 05/01/19 to 01/01/40	36,270,473	38,575,238

8.00%, 07/01/20 to 04/01/33	1,647,193	1,937,003

5.00%, 03/01/22 to 03/01/39	34,718,150	37,201,165

5.50%, 11/01/22 to 08/01/38	86,875,260	94,477,786

4.00%, 06/01/24	6,410,207	6,794,819

9.50%, 04/01/30	303,147	367,708

3.05%, 03/01/36(a)	12,934,821	13,625,531

5.95%, 01/01/38	2,795,843	3,087,659

5.51%, 03/01/38(a)	786,503	839,364

5.63%, 03/01/41	2,180,498	2,406,959

Pass Through Ctfs., TBA,
4.00%, 03/01/24 to 10/01/39(b)	59,000,000	59,808,105

3.50%, 08/01/25(b)	15,435,000	15,719,591

5.00%, 07/01/36(b)	6,800,000	7,226,061

4.50%, 02/01/39(b)	50,775,000	52,544,204

		389,465,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Government National Mortgage Association (GNMA)–4.31%
Government National Mortgage Association,
Pass Through Ctfs.,
13.00%, 09/15/13 to 05/15/15	$7,293	$7,381

12.25%, 02/15/15	8,377	8,461

9.00%, 11/15/15 to 08/15/24	1,482,016	1,693,186

9.50%, 02/15/16 to 08/15/22	885,633	993,834

8.00%, 05/15/16 to 12/15/21	861,881	974,569

8.50%, 02/20/17	3,552	4,050

7.00%, 08/15/22 to 01/15/29	834,212	971,115

6.50%, 04/15/26 to 11/15/28	392,369	447,741

6.00%, 01/15/28 to 04/20/29	1,776,796	1,989,525

5.50%, 05/15/33 to 10/15/34	3,568,169	3,950,725

Pass Through Ctfs., TBA, 4.50%, 02/01/40(b)	14,300,000	15,052,981

		26,093,568

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $729,436,834)		744,700,092

Asset-Backed Securities–16.09%
Collateralized Mortgage Obligations–15.25%
American Home Mortgage Investment Trust–Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.40%, 06/25/45(a)	3,225,609	2,975,495

Bear Stearns Commercial Mortgage Securities,
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.53%, 04/12/38(a)	6,500,000	6,202,932

Series 2006-T24, Class AM, Variable Rate Pass Through Ctfs., 5.57%, 10/12/41(a)	5,000,000	4,964,242

Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(a)	4,500,000	4,961,201

Bear Stearns Mortgage Funding Trust–Series 2006-AR2, Class 1A1, Floating Rate Pass Through Ctfs., 0.39%, 09/25/46(a)	175,231	105,574

BNPP Mortgage Securities LLC, 6.00%, 08/27/37(c)	5,584,251	5,849,503

Citigroup Mortgage Loan Trust, Inc.–Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.28%, 08/25/34(a)	1,385,705	1,366,773

Citigroup/Deutsche Bank Commercial Mortgage Trust–Series 2005-CD1, Class AM, Variable Rate Pass Through Ctfs., 5.22%, 07/15/44(a)	5,000,000	5,073,799

Commercial Mortgage Asset Trust–Series 1999-C1, Class A4, Variable Rate Pass Through Ctfs., 6.98%, 01/17/32(a)	6,000,000	6,331,560

Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5B, Variable Rate Pass Through Ctfs., 5.17%, 06/10/44(a)	5,172,000	5,320,216

Series 2007-C9, Class A4, Variable Rate Pass Through Ctfs., 5.81%, 12/10/49(a)	2,875,000	3,162,150

Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.28%, 06/15/22(a)(c)	3,456,880	3,313,323

Countrywide Home Loan Mortgage Pass Through Trust–Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.73%, 02/25/35(a)	1,025,653	803,175

Credit Suisse Mortgage Capital Certificates–Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(c)	1,034,923	1,071,146

DBUBS Mortgage Trust–Series 2011-LC1A, Class C, Variable Rate Pass Through Ctfs., 5.56%, 11/10/46(a)(c)	2,000,000	1,915,817

GE Capital Commercial Mortgage Corp.–Series 2004-C2, Class A4, Pass Through Ctfs., 4.89%, 03/10/40	800,000	854,787

GS Mortgage Securities Corp. II–Series 2006-GG6, Class A4, Variable Rate Pass Through Ctfs., 5.55%, 04/10/38(a)	1,830,000	1,990,871

JP Morgan Chase Commercial Mortgage Securities Corp.–Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	2,200,000	2,345,559

LB-UBS Commercial Mortgage Trust–Series 2006-C4, Class AM, Variable Rate Pass Through Ctfs., 5.89%, 06/15/38(a)	5,000,000	5,242,110

Luminent Mortgage Trust–Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.43%, 04/25/36(a)	141,706	80,821

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-1, Class AM, Variable Rate Pass Through Ctfs., 5.48%, 02/12/39(a)	7,245,000	7,393,352

Series 2006-2, Class AM, Variable Rate Pass Through Ctfs., 5.91%, 06/12/46(a)	2,500,000	2,565,242

MLCC Mortgage Investors, Inc.,
Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.71%, 04/25/29(a)	432,916	394,033

Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.42%, 03/25/30(a)	2,864,050	2,549,449

RBSSP Resecuritization Trust–Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 2.54%, 07/26/45(a)(c)	5,096,319	4,966,373

Residential Accredit Loans, Inc.–Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.46%, 02/25/46(a)	94,848	35,735

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.49%, 09/25/34(a)	1,074,745	808,699

Series 2004-6, Class 3A2, Variable Rate Pass Through Ctfs., 2.54%, 06/25/34(a)	2,131,437	1,967,703

Structured Asset Mortgage Investments, Inc.–Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.42%, 05/25/45(a)	2,838,809	1,784,217

Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	4,226,392	4,380,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Collateralized Mortgage Obligations–(continued)

Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(a)	$1,254,000	$1,267,769

WaMu Mortgage Pass Through Certificates–Series 2003-AR7, Class A7, Floating Rate Pass Through Ctfs., 2.45%, 08/25/33(a)	309,738	302,184

		92,346,346

Credit Cards–0.84%
GE Capital Credit Card Master Note Trust,–Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	5,000,000	5,120,486

Total Asset-Backed Securities (Cost $96,342,331)		97,466,832

U.S. Treasury Securities–1.79%
U.S. Treasury Notes–1.79%
2.00%, 01/31/16	5,000,000	5,097,656

3.25%, 12/31/16(d)	5,400,000	5,761,125

Total U.S. Treasury Securities (Cost $10,348,486)		10,858,781

Non-U.S. Dollar Denominated Bonds & Notes–1.11%
Panama–1.11%
La Hipotecaria S.A. (Panama)–Series 2010-1 GA, Class A, Floating Rate Pass Through Ctfs., 3.50%, 09/08/39 (Cost $6,739,979)(a)(c)	6,523,875	6,721,630

	Shares
Money Market Funds–3.63%
Government & Agency Portfolio–Institutional Class (Cost $21,958,434)(e)	21,958,434	21,958,434

TOTAL INVESTMENTS–145.58% (Cost $864,826,064)		881,705,769

OTHER ASSETS LESS LIABILITIES–(45.58)%		(276,059,790)

NET ASSETS–100.00%		$605,645,979

Investment Abbreviations:

Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
REMIC	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2011.
(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2011 was $23,837,792, which represented 3.94% of the Trust’s Net Assets.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of June 30, 2011

U.S. Government Sponsored Mortgage-Backed Securities	123.0%

Asset-Backed Securities	16.1

U.S. Treasury Securities	1.8

Non-U.S. Dollar Denominated Bonds & Notes	1.1

Money Market Funds Plus Other Assets Less Liabilities	(42.0)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen U.S. Mortgage Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $842,867,630)	$859,747,335

Investments in affiliated money market funds, at value and cost	21,958,434

Total investments, at value (Cost $864,826,064)	881,705,769

Receivable for:
Investments sold	23,173,389

Variation margin	191,788

Fund shares sold	24,025

Dividends and interest	945,123

Principal paydowns	5,610,797

Investment for trustee deferred compensation and retirement plans	3,755

Other assets	261,815

Total assets	911,916,461

Liabilities:
Payable for:
Investments purchased	298,431,840

Fund shares reacquired	912,567

Amount due custodian	5,624,640

Dividends	834,191

Accrued fees to affiliates	293,161

Accrued other operating expenses	163,162

Trustee deferred compensation and retirement plans	10,921

Total liabilities	306,270,482

Net assets applicable to shares outstanding	$605,645,979

Net assets consist of:
Shares of beneficial interest	$707,726,947

Undistributed net investment income	7,453,764

Undistributed net realized gain (loss)	(126,370,708)

Unrealized appreciation	16,835,976

$605,645,979

Net Assets:
Class A	$584,422,791

Class B	$9,894,299

Class C	$8,928,372

Class Y	$2,390,299

Institutional Class	$10,218

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	44,517,925

Class B	757,886

Class C	684,912

Class Y	181,499

Institutional Class	776

Class A:
Net asset value per share	$13.13

Maximum offering price per share
(Net asset value of $13.13 ÷ 94.50%)	$13.89

Class B:
Net asset value and offering price per share	$13.06

Class C:
Net asset value and offering price per share	$13.04

Class Y:
Net asset value and offering price per share	$13.17

Institutional Class:
Net asset value and offering price per share	$13.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen U.S. Mortgage Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Interest	$19,411,475

Dividends from affiliated money market funds	2,004

Total investment income	19,413,479

Expenses:
Advisory fees	1,440,187

Administrative services fees	90,313

Custodian fees	27,372

Distribution fees:
Class A	711,400

Class B	57,197

Class C	45,490

Transfer agent fees — A, B, C and Y	375,262

Transfer agent fees — Institutional	5

Trustees’ and officers’ fees and benefits	16,959

Other	95,404

Total expenses	2,859,589

Less: Fees waived and expense offset arrangement(s)	(5,707)

Net expenses	2,853,882

Net investment income	16,559,597

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,577,272

Futures contracts	(1,576,742)

2,000,530

Change in net unrealized appreciation (depreciation) of:
Investment securities	(59,517)

Futures contracts	(117,548)

(177,065)

Net realized and unrealized gain	1,823,465

Net increase in net assets resulting from operations	$18,383,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen U.S. Mortgage Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$16,559,597	$21,535,309

Net realized gain	2,000,530	10,254,030

Change in net unrealized appreciation (depreciation)	(177,065)	6,198,956

Net increase in net assets resulting from operations	18,383,062	37,988,295

Distributions to shareholders from net investment income:
Class A	(11,812,369)	(21,770,987)

Class B	(182,943)	(468,648)

Class C	(147,786)	(284,070)

Class Y	(51,292)	(449,752)

Institutional Class	(217)	(214,663)

Total distributions from net investment income	(12,194,607)	(23,188,120)

Share transactions–net:
Class A	(31,751,793)	(90,597,261)

Class B	(3,792,031)	(9,667,669)

Class C	(720,192)	(2,831,700)

Class Y	10,806	(22,189,963)

Institutional Class	—	(19,594)

Net increase (decrease) in net assets resulting from share transactions	(36,253,210)	(125,306,187)

Net increase (decrease) in net assets	(30,064,755)	(110,506,012)

Net assets:
Beginning of period	635,710,734	746,216,746

End of period (includes undistributed net investment income of $7,453,764 and $3,088,774, respectively)	$605,645,979	$635,710,734

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen U.S. Mortgage Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s principal investment objective is to provide a high level of current income, with liquidity and safely of principal.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

9        Invesco Van Kampen U.S. Mortgage Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more

10        Invesco Van Kampen U.S. Mortgage Fund

of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month

11        Invesco Van Kampen U.S. Mortgage Fund

or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.47%

Next $500 million	0.445%

Next $500 million	0.42%

Next $500 million	0.395%

Next $2.5 billion	0.37%

Next $2.5 billion	0.345%

Next $2.5 billion	0.32%

Next $2.5 billion	0.295%

Over $12.5 billion	0.27%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 0.96%, 1.71%, 1.71%, 0.71% and 0.71%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $4,924.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All

12        Invesco Van Kampen U.S. Mortgage Fund

fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended June 30, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $5,444 in front-end sales commissions from the sale of Class A shares and $54, $7,611 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Government Sponsored Mortgage-Backed Securities	$—	$744,700,092	$—	$744,700,092

Asset-Backed Securities	—	97,466,832	—	97,466,832

U.S. Treasury Securities	—	10,858,781	—	10,858,781

Non-U.S. Dollar Denominated Bonds & Notes	—	6,721,630	—	6,721,630

Equity Securities	21,958,434	—	—	21,958,434

	$21,958,434	$859,747,335	$—	$881,705,769

Futures*	(43,729)	—	—	(43,729)

Total Investments	$21,914,705	$859,747,335	$—	$881,662,040

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Instruments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

13        Invesco Van Kampen U.S. Mortgage Fund

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts	$300,911	$(344,640)

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest rate risk	$(1,576,742)

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(117,548)

Total	$(1,694,290)

*	The average value of futures contracts outstanding during the period was $110,652,507.

Open Futures Contracts
			Notional	Unrealized
	Number of	Month/	Value	Appreciation
Contract	Contracts	Commitment	6/30/11	(Depreciation)

U.S. Long Bond	47	September 2011/Long	$5,782,469	$(25,068)

Subtotal			$5,782,469	$(25,068)

U.S. Treasury 2 Year Notes	191	September 2011/Short	41,894,656	(89,932)

U.S. Treasury 5 Year Notes	353	September 2011/Short	42,075,945	(229,640)

U.S. Treasury 10 Year Notes	206	September 2011/Short	25,199,594	300,911

Subtotal			$109,170,195	$(18,661)

Total			$114,952,664	$(43,729)

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $783.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,098 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14        Invesco Van Kampen U.S. Mortgage Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2014	$18,723,292

December 31, 2015	18,400,921

December 31, 2016	91,151,310

Total capital loss carryforward	$128,275,523

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $145,554,350 and $174,727,387, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $9,775,424 and $14,698,495. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,610,181

Aggregate unrealized (depreciation) of investment securities	(3,770,310)

Net unrealized appreciation of investment securities	$16,839,871

Cost of investments for tax purposes is $864,865,898.

15        Invesco Van Kampen U.S. Mortgage Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	327,591	$4,274,635	825,915	$10,745,923

Class B	14,541	188,738	137,593	1,781,312

Class C	23,852	309,931	57,124	737,198

Class Y	31,115	404,249	433,574	5,661,527

Institutional Class	—	—	1,641,833	21,604,924

Issued as reinvestment of dividends:
Class A	624,447	8,173,862	1,309,763	17,039,321

Class B	11,229	146,169	31,983	413,175

Class C	8,602	111,841	18,670	241,078

Class Y	2,929	38,458	1,964	25,755

Institutional Class	—	—	13,478	177,842

Automatic conversion of Class B shares to Class A shares:
Class A	184,361	2,407,624	366,295	4,777,638

Class B	(185,401)	(2,407,624)	(368,271)	(4,777,638)

Reacquired:
Class A	(3,573,776)	(46,607,914)	(9,472,309)	(123,160,143)

Class B	(132,745)	(1,719,314)	(549,671)	(7,084,518)

Class C	(88,199)	(1,141,964)	(295,626)	(3,809,976)

Class Y	(33,048)	(431,901)	(2,123,596)	(27,877,245)

Institutional Class	—	—	(1,654,535)	(21,802,360)

Net increase (decrease) in share activity	(2,784,502)	$(36,253,210)	(9,625,816)	$(125,306,187)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by Invesco or an investment adviser under common control.

16        Invesco Van Kampen U.S. Mortgage Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset		securities		Distributions							net assets		assets without		investment
	value,	Net	(both	Total from	from net	Return of		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	capital	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	distributions	Distributions	of period	Return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 06/30/11	$13.00	$0.35	$0.04	$0.39	$(0.26)	$—	$(0.26)	$13.13	3.00	%(c)	$584,423	0.91	%(d)	0.91	%(d)	5.43	%(d)	26%
Year ended 12/31/10	12.75	0.40	0.28	0.68	(0.43)	—	(0.43)	13.00	5.41	(c)	610,214	0.91		0.91		3.07		370
Year ended 12/31/09	12.22	0.38	0.49	0.87	(0.34)	—	(0.34)	12.75	7.19	(e)	687,365	0.96		0.96		3.03		589
Year ended 12/31/08	13.26	0.67	(0.93)	(0.26)	(0.75)	(0.03)	(0.78)	12.22	(1.94	)(e)	733,697	0.94		0.94		5.29		821
Year ended 12/31/07	13.34	0.72	0.07	0.79	(0.87)	—	(0.87)	13.26	6.11	(e)	860,801	0.94		0.94		5.44		438
Year ended 12/31/06	13.63	0.71	(0.21)	0.50	(0.79)	—	(0.79)	13.34	3.79	(e)	942,032	0.93		0.93		5.29		503

Class B
Six months ended 06/30/11	12.92	0.30	0.05	0.35	(0.21)	—	(0.21)	13.06	2.63	(c)	9,894	1.67	(d)	1.67	(d)	4.67	(d)	26
Year ended 12/31/10	12.67	0.31	0.27	0.58	(0.33)	—	(0.33)	12.92	4.64	(c)	13,574	1.67		1.67		2.37		370
Year ended 12/31/09	12.15	0.28	0.49	0.77	(0.25)	—	(0.25)	12.67	6.35	(f)	22,787	1.71		1.71		2.24		589
Year ended 12/31/08	13.19	0.58	(0.94)	(0.36)	(0.66)	(0.02)	(0.68)	12.15	(2.70	)(f)	30,504	1.71		1.71		4.62		821
Year ended 12/31/07	13.28	0.62	0.06	0.68	(0.77)	—	(0.77)	13.19	5.33	(f)	44,020	1.71		1.71		4.68		438
Year ended 12/31/06	13.58	0.60	(0.21)	0.39	(0.69)	—	(0.69)	13.28	2.94	(f)	59,895	1.70		1.70		4.50		503

Class C
Six months ended 06/30/11	12.91	0.30	0.04	0.34	(0.21)	—	(0.21)	13.04	2.63	(c)	8,928	1.67	(d)	1.67	(d)	4.67	(d)	26
Year ended 12/31/10	12.66	0.30	0.28	0.58	(0.33)	—	(0.33)	12.91	4.64	(c)	9,559	1.67		1.67		2.33		370
Year ended 12/31/09	12.14	0.28	0.49	0.77	(0.25)	—	(0.25)	12.66	6.36	(g)	12,159	1.71		1.71		2.26		589
Year ended 12/31/08	13.18	0.55	(0.91)	(0.36)	(0.66)	(0.02)	(0.68)	12.14	(2.70	)(g)	12,715	1.71		1.71		4.44		821
Year ended 12/31/07	13.26	0.62	0.07	0.69	(0.77)	—	(0.77)	13.18	5.34	(g)	12,246	1.71		1.71		4.68		438
Year ended 12/31/06	13.56	0.60	(0.21)	0.39	(0.69)	—	(0.69)	13.26	2.94	(g)	13,056	1.70		1.70		4.51		503

Class Y(h)
Six months ended 06/30/11	13.04	0.37	0.03	0.40	(0.27)	—	(0.27)	13.17	3.13	(c)	2,390	0.67	(d)	0.67	(d)	5.67	(d)	26
Year ended 12/31/10	12.79	0.42	0.30	0.72	(0.47)	—	(0.47)	13.04	5.65	(c)	2,353	0.67		0.67		3.26		370
Year ended 12/31/09	12.26	0.42	0.48	0.90	(0.37)	—	(0.37)	12.79	7.42	(j)	23,905	0.71		0.71		3.35		589
Year ended 12/31/08	13.26	0.74	(0.93)	(0.19)	(0.78)	(0.03)	(0.81)	12.26	(1.38	)(j)	14,698	0.71		0.71		5.93		821
Year ended 12/31/07	13.34	0.75	0.07	0.82	(0.90)	—	(0.90)	13.26	6.37	(j)	15,331	0.70		0.70		5.68		438
Year ended 12/31/06(i)	13.48	0.17	(0.03)	0.14	(0.28)	—	(0.28)	13.34	1.01	(j)(k)	1,826	0.65	(l)	0.65	(l)	4.73	(l)	503

Institutional Class
Six months ended 06/30/11	13.04	0.37	0.04	0.41	(0.28)	—	(0.28)	13.17	3.15	(c)	10	0.65	(d)	0.65	(d)	5.69	(d)	26
Year ended 12/31/10(i)	13.06	0.35	(0.09)	0.26	(0.28)	—	(0.28)	13.04	2.00	(c)	10	0.59	(l)	0.59	(l)	4.51	(l)	370

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $594,738, $11,566, $9,189, $2,421 and $10 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sale charge of 4.75% or contingent deferred sales charge (CDSC). On purchase of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	On June 1, 2010, the class I shares of the predecessor fund were reorganized to Class Y shares of the Fund.
(i)	Commencement date of September 25, 2006, and June 1, 2010 for Class Y and Institutional Class shares, respectively.
(j)	Assumes reinvestments of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Non-Annualized.
(l)	Annualized.

17        Invesco Van Kampen U.S. Mortgage Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,030.00	$4.58	$1,020.28	$4.56	0.91%

B	1,000.00	1,026.30	8.39	1,016.51	8.35	1.67

C	1,000.00	1,026.30	8.39	1,016.51	8.35	1.67

Y	1,000.00	1,031.30	3.37	1,021.47	3.36	0.67

Institutional	1,000.00	1,031.50	3.27	1,021.57	3.26	0.65

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Van Kampen U.S. Mortgage Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen U.S. Mortgage Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

19        Invesco Van Kampen U.S. Mortgage Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Mortgage Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Senior Officer advised the Board that performance rankings had improved following closing of the Morgan Stanley Transaction and alignment with the Invesco fixed income fund process. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Van Kampen U.S. Mortgage Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-USM-SAR-1      Invesco Distributors, Inc.

ITEM 2.   CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.   SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11.   CONTROLS AND PROCEDURES.
(a)	As of February 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the

Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure. However, certain controls over the accounting for paydowns for interest-only securities were not consistently applied during the period of the financial report contained in Item 1.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting. However, subsequent to the period covered by the report systematic processes were implemented for the accounting of paydowns for interest-only securities.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	February 23, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor Principal Executive Officer

Date:	February 23, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	February 23, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.